LIABILITY PRESENTED AT FAIR VALUE (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Contingent lender payment, percent of equity transaction	15.00%	15.00%
Contingent lender payment, alternate amount of consideration payable to the lender	$ 300	$ 300
Liability presented at fair value, current portion	300
Liability presented at fair value, non-current portion		$ 512